1139734

# FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

| OMB APPROVAL | |
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| Expires: | |
| Estimated average burden hours per response | 16.00 |

| SEC USE ONLY | |
|---|---|
| Prefix | Serial |
| DATE RECEIVED | |

# FORM D

## NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

NOV 2 2 2005 WASH. D.C. 185 SECTION

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)

[redacted]

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☑ Rule 506 ☐ Section 4(6) ☐ ULOE
Type of Filing: ☐ New Filing ☑ Amendment

05072839

### A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
Barclays Global Investors UK Holdings Limited

| Address of Executive Offices (Number and Street, City, State, Zip Code) | Telephone Number (Including Area Code) |
|---|---|
| 1Churchill Place, London E14 5HP | 44 207 699 2813 |
| Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices) | Telephone Number (Including Area Code) |

Brief Description of Business
BGI, through its subsidiaries, offers advanced investment management and advisory services

PROCESSED
DEC 3 0 2005
THOMSON FINANCIAL

Type of Business Organization
☑ corporation ☐ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 1 2 Year 9 9 ☑ Actual ☐ Estimated
Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) f n

### GENERAL INSTRUCTIONS

**Federal:**

*Who Must File:* All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

*When To File:* A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

*Where To File:* U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

*Copies Required:* Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

*Information Required:* A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

*Filing Fee:* There is no federal filing fee.

**State:**

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

### ATTENTION

**Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predictated on the filing of a federal notice.**

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

## A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☑ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Barclays Bank PLC

Business or Residence Address (Number and Street, City, State, Zip Code)
1Churchill Place, London E14 5HP

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☑ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Diamond, Robert E.

Business or Residence Address (Number and Street, City, State, Zip Code)
1Churchill Place, London E14 5HP

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☑ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Le Blanc, Robert

Business or Residence Address (Number and Street, City, State, Zip Code)
1Churchill Place, London E14 5HP

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☑ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Webb, Richard M.

Business or Residence Address (Number and Street, City, State, Zip Code)
Orchard House, Haymans Hill, Horsmonden, Kent TN12 8BX

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☑ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Feldberg, Chester B.

Business or Residence Address (Number and Street, City, State, Zip Code)
200 Park Avenue, New York, NY 10166

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☑ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Grossman, Blake R.

Business or Residence Address (Number and Street, City, State, Zip Code)
45 Fremont Street, San Francisco, CA 94105

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☑ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Bhagat, Rohit

Business or Residence Address (Number and Street, City, State, Zip Code)
45 Fremont Street, San Francisco, CA 94105

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

## B. INFORMATION ABOUT OFFERING

| | | Yes | No |
|---|---|---|---|
| 1. | Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? | ☐ | ☒ |

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 10,815.00
minimum exercise is 1,000 shares; assumes conversion rate of $1.77 to GBP 1

| | | Yes | No |
|---|---|---|---|
| 3. | Does the offering permit joint ownership of a single unit? | ☐ | ☒ |

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only. No Sales commissions will be paid

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer
N/A

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| AL | AK | AZ | AR | CA | CO | CT | DE | DC | FL | GA | HI | ID |
| IL | IN | IA | KS | KY | LA | ME | MD | MA | MI | MN | MS | MO |
| MT | NE | NV | NH | NJ | NM | NY | NC | ND | OH | OK | OR | PA |
| RI | SC | SD | TN | TX | UT | VT | VA | WA | WV | WI | WY | PR |

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| AL | AK | AZ | AR | CA | CO | CT | DE | DC | FL | GA | HI | ID |
| IL | IN | IA | KS | KY | LA | ME | MD | MA | MI | MN | MS | MO |
| MT | NE | NV | NH | NJ | NM | NY | NC | ND | OH | OK | OR | PA |
| RI | SC | SD | TN | TX | UT | VT | VA | WA | WV | WI | WY | PR |

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| AL | AK | AZ | AR | CA | CO | CT | DE | DC | FL | GA | HI | ID |
| IL | IN | IA | KS | KY | LA | ME | MD | MA | MI | MN | MS | MO |
| MT | NE | NV | NH | NJ | NM | NY | NC | ND | OH | OK | OR | PA |
| RI | SC | SD | TN | TX | UT | VT | VA | WA | WV | WI | WY | PR |

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

## C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if the answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

| Type of Security | Aggregate Offering Price | Amount Already Sold |
|---|---|---|
| Debt | $ | $ |
| Equity | $ | $ 138,398,717.00 * |
| ☒ Common ☐ Preferred | | |
| Convertible Securities (including warrants) | *See Attached Explanation | $ |
| Partnership Interests | $ | $ |
| Other (Specify ____________) | $ | $ |
| Total | $ 0.00 | $ 138,398,717.00 |

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

| | Number Investors | Aggregate Dollar Amount of Purchases |
|---|---|---|
| Accredited Investors | 32 | $ |
| Non-accredited Investors | 0 | $ |
| Total (for filings under Rule 504 only) | | $ |

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C — Question 1.

| Type of Offering | Type of Security | Dollar Amount Sold |
|---|---|---|
| Rule 505 | | $ |
| Regulation A | | $ |
| Rule 504 | | $ |
| Total | | $ 0.00 |

4 a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the insurer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

| | | |
|---|---|---|
| Transfer Agent's Fees | ☐ | $ |
| Printing and Engraving Costs | ☐ | $ |
| Legal Fees | ☐ | $ |
| Accounting Fees | ☐ | $ |
| Engineering Fees | ☐ | $ |
| Sales Commissions (specify finders' fees separately) | ☐ | $ |
| Other Expenses (identify) ____________ | ☐ | $ |
| Total | ☐ | $ 0.00 |

Response to C.1.

** Sales are pursuant to an Equity Ownership Plan for key employees adopted by the Company in May 2000. At the beginning of the exercise window covered by this amendment, for Tranche 1, vested options over shares for US persons were 20,334and for Tranche 2, vested options over shares for US persons were 219,079 and for Tranche 3, vested options over shares for US persons were 1,130,338 and for Tranche 4, vested options over shares for US persons were 44,332 and for Tranche 5, vested options over shares for US persons were 141,318.

Total options eligible to be exercised by US persons from Tranche 1, Tranche 2, Tranche 3, Tranche 4and Tranche 5 was 1,555,401. As of November 9, 2005, the deemed exercise date covered by this amendment, no shares of Tranche 1 were purchased and 62,000 shares of Tranche 2 were purchased at GBP 8.98 per share (approximately $15.89 per share assuming the conversion rate of $1.77 to 1 pound sterling) and 193,668 shares of Tranche 3 were purchased at GBP 10.92 per share (approximately $19.33 per share assuming the conversion rate above) and no shares of Tranche 4 were purchased and 21,331 shares of Tranche 5 were purchased at GBP 20.11 per share (approximately $35.59 per share assuming the conversion rate above) for a total of $5,487,952 plus $132,910,761 already sold, for a total of $138,398,713.

**C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS**

b. Enter the difference between the aggregate offering price given in response to Part C — Question 1 and total expenses furnished in response to Part C — Question 4.a. This difference is the "adjusted gross proceeds to the issuer." ........ $ 0.00

5. Indicate below the amount of the adjusted gross proceed to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C — Question 4.b above.

| | Payments to Officers, Directors, & Affiliates | Payments to Others |
|---|---|---|
| Salaries and fees | ☐ $ | ☐ $ |
| Purchase of real estate | ☐ $ | ☐ $ |
| Purchase, rental or leasing and installation of machinery and equipment | ☐ $ | ☐ $ |
| Construction or leasing of plant buildings and facilities | ☐ $ | ☐ $ |
| Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger) | ☐ $ | ☐ $ |
| Repayment of indebtedness | ☐ $ | ☐ $ |
| Working capital | ☐ $ | ☐ $ 138,398,717.00 |
| Other (specify): Shares were issued pursuant to an Equity Ownership Plan established in 2000 for Key employees of the | ☐ $ | ☐ $ |
| Company; as such no expenses related to the share issuance were incurred by the Company. | ☐ $ | ☐ $ |
| Column Totals | ☐ $ 0.00 | ☐ $ 138,398,717.00 |
| Total Payments Listed (column totals added) | ☐ $ 138,398,717.00 | |

**D. FEDERAL SIGNATURE**

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

| Issuer (Print or Type) | Signature | Date |
|---|---|---|
| Barclays Global Investors UK Holdings Limited | [signature] | Nov 17, 2005 |
| Name of Signer (Print or Type) | Title of Signer (Print or Type) | |
| Joanne T. Medero | Assistant Secretary | |

**ATTENTION**

**Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)**

| APPENDIX | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|
| 1 | 2<br>Intend to sell to non-accredited investors in State (Part B-Item 1) | | 3<br>Type of security and aggregate offering price offered in state (Part C-Item 1) | 4<br>Type of investor and amount purchased in State (Part C-Item 2) | | | | 5<br>Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1) | |
| State | Yes | No | | Number of Accredited Investors | Amount | Number of Non-Accredited Investors | Amount | Yes | No |
| AL | | | | | | | | | |
| AK | | | | | | | | | |
| AZ | | | | | | | | | |
| AR | | | | | | | | | |
| CA | | x | | 31 | $5,446,599. | 0 | | | x |
| CO | | | | | | | | | |
| CT | | | | | | | | | |
| DE | | | | | | | | | |
| DC | | | | | | | | | |
| FL | | | | | | | | | |
| GA | | | | | | | | | |
| HI | | | | | | | | | |
| ID | | | | | | | | | |
| IL | | | | | | | | | |
| IN | | | | | | | | | |
| IA | | | | | | | | | |
| KS | | | | | | | | | |
| KY | | | | | | | | | |
| LA | | | | | | | | | |
| ME | | | | | | | | | |
| MD | | | | | | | | | |
| MA | | x | | 1 | $38,637.00 | 0 | | | x |
| MI | | | | | | | | | |
| MN | | | | | | | | | |
| MS | | | | | | | | | |

## APPENDIX

| 1 | 2 | | 3 | 4 | | | | 5 | |
|---|---|---|---|---|---|---|---|---|---|
| | Intend to sell to non-accredited investors in State (Part B-Item 1) | | Type of security and aggregate offering price offered in state (Part C-Item 1) | Type of investor and amount purchased in State (Part C-Item 2) | | | | Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1) | |
| **State** | **Yes** | **No** | | **Number of Accredited Investors** | **Amount** | **Number of Non-Accredited Investors** | **Amount** | **Yes** | **No** |
| MO | | | | | | | | | |
| MT | | | | | | | | | |
| NE | | | | | | | | | |
| NV | | | | | | | | | |
| NH | | | | | | | | | |
| NJ | | | | | | | | | |
| NM | | | | | | | | | |
| NY | | | | | | | | | |
| NC | | | | | | | | | |
| ND | | | | | | | | | |
| OH | | | | | | | | | |
| OK | | | | | | | | | |
| OR | | | | | | | | | |
| PA | | | | | | | | | |
| RI | | | | | | | | | |
| SC | | | | | | | | | |
| SD | | | | | | | | | |
| TN | | | | | | | | | |
| TX | | | | | | | | | |
| UT | | | | | | | | | |
| VT | | | | | | | | | |
| VA | | | | | | | | | |
| WA | | | | | | | | | |
| WV | | | | | | | | | |
| WI | | | | | | | | | |

| APPENDIX | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|
| 1 | 2<br>Intend to sell to non-accredited investors in State (Part B-Item 1) | | 3<br>Type of security and aggregate offering price offered in state (Part C-Item 1) | 4<br>Type of investor and amount purchased in State (Part C-Item 2) | | | | 5<br>Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1) | |
| **State** | **Yes** | **No** | | **Number of Accredited Investors** | **Amount** | **Number of Non-Accredited Investors** | **Amount** | **Yes** | **No** |
| WY | | | | | | | | | |
| PR | | | | | | | | | |